Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands		6 Months Ended
	Feb. 23, 2023	Jun. 30, 2024
Transactions and Balances with Related Parties [Abstract]
Outstanding share capital, percentage		49.00%
Cash consideration	$ 2,500
Cooperation Agreement amount	$ 26